Income Taxes - Schedule of Income Taxes Paid (Net of Refunds Received) Disaggregated by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income Taxes Paid, Net, Total	$ 4,606	$ 2,478	$ 4,490
US
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	827	1,032	19
Colombia [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	787	226	2,284
CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	780	245	321
AUSTRALIA
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	658	640	(10)
ITALY
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	503		1,678
DENMARK
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	412		1
BULGARIA
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	286	200	110
LITHUANIA
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	249	107	68
Other jurisdictions
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid (net of refunds received)	$ 104	$ 28	$ 19